CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Summary of parent company balance sheet

	As of December 31
	2024	2025	2025
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	4,843	2,161,778	309,130
Prepayments and other assets	31,216	4,633	663
Amounts due from subsidiaries (other than WFOE)	—	1,478,929	211,484
Total current assets	36,059	3,645,340	521,277
Non-current assets:
Investments in subsidiaries	6,064,318	5,881,741	841,078
Total non-current assets	6,064,318	5,881,741	841,078
Total assets	6,100,377	9,527,081	1,362,355
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	837,703	127,030	18,167
Income tax payable	2,902	—	—
Amounts due to WFOE	5,457	36,038	5,153
Amounts due to VIEs and VIEs’ subsidiaries	86,275	46,987	6,719
Total current liabilities	932,337	210,055	30,039
Total liabilities	932,337	210,055	30,039
Commitments and contingencies
Shareholders’ equity:
Ordinary shares (par value of US$0.001 per share; 40,000,000,000 shares authorized, 3,805,284,801 and 4,531,784,801 shares issued, 3,687,690,772 and 4,479,857,667 shares outstanding as of December 31, 2024 and 2025, respectively)	25,689	30,888	4,417
Treasury shares	(105,478)	(31,068)	(4,443)
Additional paid-in capital	18,940,885	24,073,006	3,442,394
Accumulated deficit	(14,259,956)	(15,196,207)	(2,173,029)
Accumulated other comprehensive income	566,900	440,407	62,977
Total Kingsoft Cloud Holdings Limited shareholders’ equity	5,168,040	9,317,026	1,332,316
Total liabilities and shareholders’ equity	6,100,377	9,527,081	1,362,355

Summary of parent company income statement

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(36,736)	(25,975)	(51,962)	(7,430)
Total operating expenses	(36,736)	(25,975)	(51,962)	(7,430)
Operating loss
Interest income	3,830	861	45,013	6,437
Interest expense	(28,339)	(31,048)	(21,630)	(3,093)
Foreign exchange gain (loss)	8,078	(2,592)	17,436	2,493
Other income (expenses), net	12,683	4,070	(44,883)	(6,418)
Other loss, net	(14,433)	—	—	—
Share of income (loss) of subsidiaries	62,514	1,072	(112,568)	(16,098)
Contractual interests in VIEs and VIEs’ subsidiaries*	(2,183,913)	(1,913,044)	(768,095)	(109,836)
Loss before income taxes	(2,176,316)	(1,966,656)	(936,689)	(133,945)
Income tax (expense) benefit	(24)	(24)	438	63
Net loss	(2,176,340)	(1,966,680)	(936,251)	(133,882)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments	102,268	11,558	(126,493)	(18,089)
Comprehensive loss attributable to Kingsoft Cloud Holdings Limited shareholders	(2,074,072)	(1,955,122)	(1,062,744)	(151,971)
*	It represents the primary beneficiary’s share of losses generated from the VIEs and their subsidiaries.

Summary of parent company cash flow

	For the year ended December 31
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
Net cash (used in) generated from operating activities	(66,851)	(82,174)	73,443	10,502
Net cash generated from (used in) investing activities	609,277	243,994	(1,883,988)	(269,407)
Net cash (used in) generated from financing activities	(681,660)	(213,174)	4,031,637	576,516
Effect of exchange rate changes on cash and cash equivalents	(8,586)	34,274	(64,157)	(9,174)
Net (decrease) increase in cash and cash equivalents	(147,820)	(17,080)	2,156,935	308,437
Cash and cash equivalents at the beginning of the year	169,743	21,923	4,843	693
Cash and cash equivalents at the end of the year	21,923	4,843	2,161,778	309,130